Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 17.3%
Security	Principal Amount (000's omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.48%, (3 mo. SOFR + 7.17%), 1/15/32(1)(2)	$2,000	$ 1,742,382
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.517%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	869,333
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.171%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	868,255
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	2,000	1,645,784
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	1,000	834,439
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	1,000	876,937
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	1,440	1,303,292
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	1,000	897,052
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	1,250	1,110,554
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.588%, (3 mo. SOFR + 6.26%), 1/20/31(1)(2)	2,000	1,758,596
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.338%, (3 mo. SOFR + 6.01%), 1/20/31(1)(2)	2,000	1,710,720
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.713%, (3 mo. SOFR + 6.36%), 4/25/29(1)(2)	3,000	2,839,410
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 11.515%, (3 mo. SOFR + 6.18%), 10/21/30(1)(2)	3,000	2,724,567
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	672	605,124
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	2,000	1,829,728
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.57%, (3 mo. SOFR + 6.26%), 4/17/30(1)(2)	2,000	1,893,704
Voya CLO, Ltd., Series 2015-3A, Class DR, 11.788%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	2,000	1,533,100
Total Asset-Backed Securities (identified cost $27,912,431)		$ 25,042,977

Collateralized Mortgage Obligations — 10.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$478	$ 421,393
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	145	143,817
Series 2167, Class BZ, 7.00%, 6/15/29	134	134,183
Series 2182, Class ZB, 8.00%, 9/15/29	216	219,742
Series 4273, Class PU, 4.00%, 11/15/43	420	377,368
Series 5035, Class AZ, 2.00%, 11/25/50	550	271,747
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,010,163
Interest Only:(4)
Series 362, Class C7, 3.50%, 9/15/47	1,039	185,360
Series 2631, Class DS, 1.918%, (7.10% - 30-day average SOFR), 6/15/33(5)	184	4,300
Series 2770, Class SH, 1.918%, (7.10% - 30-day average SOFR), 3/15/34(5)	514	55,514
Series 2981, Class CS, 1.538%, (6.72% - 30-day average SOFR), 5/15/35(5)	279	16,738
Series 3114, Class TS, 1.468%, (6.54% - 30-day average SOFR), 9/15/30(5)	480	17,403
Series 3339, Class JI, 1.408%, (6.48% - 30-day average SOFR), 7/15/37(5)	868	79,432
Series 4109, Class ES, 0.968%, (6.15% - 30-day average SOFR), 12/15/41(5)	31	3,121
Series 4163, Class GS, 1.018%, (6.20% - 30-day average SOFR), 11/15/32(5)	1,313	75,097
Series 4169, Class AS, 1.068%, (6.25% - 30-day average SOFR), 2/15/33(5)	721	38,981
Series 4203, Class QS, 1.068%, (6.25% - 30-day average SOFR), 5/15/43(5)	690	40,321
Series 4370, Class IO, 3.50%, 9/15/41	78	2,040
Series 4497, Class CS, 1.018%, (6.09% - 30-day average SOFR), 9/15/44(5)	176	2,688
Series 4507, Class EI, 4.00%, 8/15/44	836	103,451
Series 4629, Class QI, 3.50%, 11/15/46	524	104,748
Series 4644, Class TI, 3.50%, 1/15/45	422	60,825
Series 4667, Class PI, 3.50%, 5/15/42	3	3
Series 4744, Class IO, 4.00%, 11/15/47	501	96,582
Series 4749, Class IL, 4.00%, 12/15/47	392	75,780
Series 4768, Class IO, 4.00%, 3/15/48	462	89,429
Series 4772, Class PI, 4.00%, 1/15/48	334	64,774
Series 4966, Class SY, 0.867%, (5.94% - 30-day average SOFR), 4/25/50(5)	1,843	203,819
Principal Only:(6)
Series 3309, Class DO, 0.00%, 4/15/37	442	343,107
Series 4478, Class PO, 0.00%, 5/15/45	182	133,207
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	7	7,415
Series 1997-38, Class N, 8.00%, 5/20/27	65	66,799

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-74, Class AC, 5.00%, 8/25/37	$483	$ 481,157
Series 2011-49, Class NT, 6.00%, (64.86% - 30-day average SOFR x 10.00, Cap 6.00%), 6/25/41(5)	131	125,595
Series 2012-134, Class ZT, 2.00%, 12/25/42	498	402,397
Series 2013-6, Class TA, 1.50%, 1/25/43	303	272,729
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day average SOFR x 0.587, Floor 0.00%), 10/25/45(5)	867	486,222
Series 2017-15, Class LE, 3.00%, 6/25/46	46	44,693
Interest Only:(4)
Series 2004-46, Class SI, 0.817%, (6.00% - 30-day average SOFR), 5/25/34(5)	319	10,515
Series 2005-17, Class SA, 1.517%, (6.70% - 30-day average SOFR), 3/25/35(5)	459	38,736
Series 2006-42, Class PI, 1.407%, (6.59% - 30-day Average SOFR), 6/25/36(5)	624	55,142
Series 2006-44, Class IS, 1.417%, (6.60% - 30-day average SOFR), 6/25/36(5)	563	45,016
Series 2007-50, Class LS, 1.267%, (6.45% - 30-day average SOFR), 6/25/37(5)	453	36,697
Series 2008-26, Class SA, 1.017%, (6.20% - 30-day average SOFR), 4/25/38(5)	589	54,583
Series 2008-61, Class S, 0.917%, (6.10% - 30-day average SOFR), 7/25/38(5)	924	56,149
Series 2010-109, Class PS, 1.417%, (6.60% - 30-day Average SOFR), 10/25/40(5)	934	68,624
Series 2010-147, Class KS, 0.767%, (5.95% - 30-day Average SOFR), 1/25/41(5)	1,155	40,976
Series 2012-52, Class AI, 3.50%, 8/25/26	102	2,767
Series 2012-118, Class IN, 3.50%, 11/25/42	1,196	236,461
Series 2012-150, Class PS, 0.967%, (6.15% - 30-day average SOFR), 1/25/43(5)	1,848	169,945
Series 2012-150, Class SK, 0.967%, (6.15% - 30-day average SOFR), 1/25/43(5)	808	79,022
Series 2013-23, Class CS, 1.067%, (6.25% - 30-day average SOFR), 3/25/33(5)	728	39,088
Series 2013-54, Class HS, 1.117%, (6.30% - 30-day average SOFR), 10/25/41(5)	18	36
Series 2014-32, Class EI, 4.00%, 6/25/44	194	33,683
Series 2014-55, Class IN, 3.50%, 7/25/44	443	90,596
Series 2014-80, Class BI, 3.00%, 12/25/44	1,014	182,135
Series 2014-89, Class IO, 3.50%, 1/25/45	367	79,588
Series 2015-14, Class KI, 3.00%, 3/25/45	822	135,789
Series 2015-52, Class MI, 3.50%, 7/25/45	425	86,194
Series 2015-57, Class IO, 3.00%, 8/25/45	2,049	364,953
Series 2015-93, Class BS, 0.967%, (6.15% - 30-day average SOFR), 8/25/45(5)	458	21,551
Series 2018-21, Class IO, 3.00%, 4/25/48	809	143,290
Series 2020-23, Class SP, 0.867%, (6.05% - 30-day average SOFR), 2/25/50(5)	1,453	161,170
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,029	279,290
Security	Principal Amount (000's omitted)	Value
Principal Only:(6) Series 2006-8, Class WQ, 0.00%,3/25/36	$405	$ 326,558
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	301	183,831
Series 2022-189, Class US, 4.15%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	287	287,019
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,015	1,014,036
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,015,346
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,010,876
Interest Only:(4)
Series 2017-121, Class DS, 0.147%, (4.39% - 1 mo. SOFR), 8/20/47(5)	840	31,898
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,669	633,779
Series 2021-131, Class QI, 3.00%, 7/20/51	3,431	407,946
Series 2021-193, Class IU, 3.00%, 11/20/49	6,500	846,734
Series 2021-209, Class IW, 3.00%, 11/20/51	4,965	620,685
Total Collateralized Mortgage Obligations (identified cost $25,888,777)		$ 15,152,844

Commercial Mortgage-Backed Securities — 8.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(7)	$795	$ 271,015
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(7)	1,605	372,440
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.541%, 2/15/50(1)(7)	700	474,092
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.954%, 8/10/50(1)(7)	2,858	2,774,869
CSMC Trust, Series 2020-TMIC, Class A, 8.837%, (1 mo. SOFR + 3.61%), 12/15/35(1)(2)	1,000	998,760
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.934%, (30-day average SOFR + 3.86%), 3/25/50(1)(2)	1,000	964,727
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(7)	1,850	1,379,604
Series 2014-C25, Class D, 3.935%, 11/15/47(1)(7)	360	151,792
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.282%, 6/15/47(7)(8)	240	215,281
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	709,042
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	163,582
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	526,902

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.971%, 4/10/46(1)(7)	$997	$ 907,168
VMC Finance, LLC, Series 2021-HT1, Class B, 9.844%, (1 mo. SOFR + 4.61%), 1/18/37(1)(2)	1,000	940,954
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.195%, 7/15/46(1)(7)	2,000	399,017
Series 2015-C31, Class D, 3.852%, 11/15/48	922	701,068
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	725,627
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	286,171
Total Commercial Mortgage-Backed Securities (identified cost $16,558,989)		$ 12,962,111

Common Stocks — 0.3%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(9)(10)	2,596	$ 54,516
Phoenix Services International, LLC(9)(10)	2,365	23,650
Phoenix Services International, LLC(9)(10)	216	2,160
		$ 80,326
Electronics/Electrical — 0.0%(11)
Skillsoft Corp.(9)(10)	11,700	$ 15,444
		$ 15,444
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(9)(10)(12)	6,053	$ 0
		$ 0
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(9)(10)	17,110	$ 263,066
		$ 263,066
Investment Companies — 0.0%
Jubilee Topco, Ltd., Class A(9)(10)(12)	79,130	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.0%(11)
ACNR Holdings, Inc., Class A(9)(10)	587	$ 53,124
		$ 53,124
Oil and Gas — 0.0%(11)
AFG Holdings, Inc.(9)(10)(12)	3,122	$ 8,711
Security	Shares	Value
Oil and Gas (continued)
McDermott International, Ltd.(9)(10)	12,407	$ 3,805
		$ 12,516
Pharmaceuticals — 0.0%(11)
Covis Midco 1 S.a.r.l., Class A(9)(10)	88	$ 44
Covis Midco 1 S.a.r.l., Class B(9)(10)	88	45
Covis Midco 1 S.a.r.l., Class C(9)(10)	88	45
Covis Midco 1 S.a.r.l., Class D(9)(10)	88	45
Covis Midco 1 S.a.r.l., Class E(9)(10)	88	45
		$ 224
Telecommunications — 0.0%
Global Eagle Entertainment(9)(10)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $750,352)		$ 424,700

Corporate Bonds — 13.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc., 7.875%, 4/15/27(1)	$136	$ 135,692
Rolls-Royce PLC, 5.75%, 10/15/27(1)	200	197,290
TransDigm, Inc.:
4.625%, 1/15/29	100	89,370
4.875%, 5/1/29	150	135,124
6.25%, 3/15/26(1)	179	178,197
		$ 735,673
Automotive — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
6.25%, 5/15/26(1)	$116	$ 116,018
8.50%, 5/15/27(1)	642	651,221
Ford Motor Co., 4.75%, 1/15/43	224	175,454
		$ 942,693
Building and Development — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 434,312
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	184,046
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	192	183,220
		$ 801,578

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 232,817
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	185	169,881
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	460	446,221
		$ 848,919
Cable and Satellite Television — 0.4%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 65,075
5.50%, 5/1/26(1)	500	488,602
		$ 553,677
Chemicals — 0.1%
W.R. Grace Holdings, LLC, 5.625%, 8/15/29(1)	$100	$ 84,500
		$ 84,500
Commercial Services — 0.2%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 267,456
		$ 267,456
Computers — 0.4%
McAfee Corp., 7.375%, 2/15/30(1)	$200	$ 173,040
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	362	351,500
		$ 524,540
Distribution & Wholesale — 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$172	$ 166,718
		$ 166,718
Diversified Financial Services — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	$400	$ 371,375
		$ 371,375
Drugs — 0.3%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(13)	$500	$ 365,100
		$ 365,100
Ecological Services and Equipment — 0.3%
Covanta Holding Corp., 5.00%, 9/1/30	$200	$ 173,435
GFL Environmental, Inc., 4.75%, 6/15/29(1)	238	217,322
		$ 390,757
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 255,820
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	168,229
		$ 424,049
Engineering & Construction — 0.2%
VM Consolidated, Inc., 5.50%, 4/15/29(1)	$370	$ 339,912
		$ 339,912
Entertainment — 0.5%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(1)	$200	$ 204,586
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	325	333,636
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	100	92,965
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	150	136,784
		$ 767,971
Financial Intermediaries — 0.3%
Ford Motor Credit Co., LLC:
3.625%, 6/17/31	$206	$ 170,468
4.125%, 8/17/27	300	274,788
		$ 445,256
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)	$1,060	$ 906,300
		$ 906,300
Health Care — 1.2%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$170	$ 173,952
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	387,749
Medline Borrower, L.P., 5.25%, 10/1/29(1)	500	444,039
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	253,473
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	353,514
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	150	131,250
		$ 1,743,977
Insurance — 0.7%
HUB International, Ltd., 7.00%, 5/1/26(1)	$948	$ 947,178
		$ 947,178
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$400	$ 348,410
		$ 348,410

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.7%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$200	$ 192,735
NCL Corp., Ltd., 5.875%, 2/15/27(1)	375	365,523
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	540	505,435
		$ 1,063,693
Media — 0.0%(11)
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 23,450
8.375%, 5/1/27	49	33,653
		$ 57,103
Metals/Mining — 0.3%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 112,783
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	200	195,076
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	142,431
		$ 450,290
Nonferrous Metals/Minerals — 0.4%
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	$200	$ 199,665
New Gold, Inc., 7.50%, 7/15/27(1)	381	364,634
		$ 564,299
Oil and Gas — 1.0%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 243,972
Permian Resources Operating, LLC, 7.75%, 2/15/26(1)	750	760,479
Petroleos Mexicanos:
5.35%, 2/12/28	30	24,643
5.95%, 1/28/31	500	371,677
6.35%, 2/12/48	71	44,223
6.875%, 8/4/26	74	68,977
		$ 1,513,971
Pipelines — 0.2%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 96,820
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	71	66,072
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	150	152,597
		$ 315,489
Publishing — 0.1%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$134	$ 117,783
		$ 117,783
Security	Principal Amount (000's omitted)	Value
Radio and Television — 0.3%
CMG Media Corp., 8.875%, 12/15/27(1)	$443	$ 346,293
Outfront Media Capital, LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150	138,794
		$ 485,087
Real Estate Investment Trusts (REITs) — 0.0%(11)
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 43,452
		$ 43,452
Retail — 0.3%
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	$400	$ 354,618
Kohl's Corp., 4.625%, 5/1/31	142	104,973
		$ 459,591
Retailers (Except Food and Drug) — 0.3%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$500	$ 488,180
		$ 488,180
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 229,671
		$ 229,671
Technology — 0.1%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)	$160	$ 135,767
		$ 135,767
Telecommunications — 0.5%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 87,600
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	191,925
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200	187,258
Sprint Capital Corp., 6.875%, 11/15/28	191	202,641
Viasat, Inc., 5.625%, 4/15/27(1)	62	55,920
		$ 725,344
Utilities — 0.5%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 229,728
4.625%, 2/1/29(1)	250	215,485
5.25%, 6/1/26(1)	25	24,299

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc., 3.375%, 2/15/29(1)	$200	$ 165,298
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	70	65,039
		$ 699,849
Total Corporate Bonds (identified cost $19,573,189)		$ 19,325,608

Preferred Stocks — 0.1%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(9)(10)	277	$ 150,272
Total Preferred Stocks (identified cost $0)		$ 150,272

Senior Floating-Rate Loans — 37.1%(15)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26	78	$ 78,266
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26	42	42,079
		$ 120,345
Airlines — 0.3%
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	100	$ 104,443
SkyMiles IP, Ltd., Term Loan, 9.076%, (SOFR + 3.75%), 10/20/27	255	265,490
		$ 369,933
Auto Components — 0.7%
Adient US, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 4/10/28	79	$ 79,582
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	325	325,366
DexKo Global, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28	123	119,619
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28	98	96,940
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28	107	107,009
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 7/24/26	24	$ 23,265
TI Group Automotive Systems, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 12/16/26	98	97,668
Truck Hero, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 1/31/28	196	184,366
		$ 1,033,815
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 7.419%, (SOFR + 2.00%), 5/24/27	772	$ 770,494
MajorDrive Holdings IV, LLC:
Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28	74	72,352
Term Loan, 10.927%, (SOFR + 5.50%), 6/1/29	222	220,521
Thor Industries, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 2/1/26	41	40,921
		$ 1,104,288
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 9.004%, (3 mo. USD LIBOR + 3.50%), 11/24/27	146	$ 139,920
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28	98	63,292
		$ 203,212
Biotechnology — 0.0%(11)
Alkermes, Inc., Term Loan, 7.836%, (SOFR + 2.50%), 3/12/26	68	$ 66,538
		$ 66,538
Building Products — 0.7%
CP Atlas Buyer, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 11/23/27	220	$ 209,547
Gardner Denver, Inc., Term Loan, 7.169%, (SOFR + 1.75%), 3/1/27	164	164,018
Ingersoll-Rand Services Company, Term Loan, 7.17%, (SOFR + 1.75%), 3/1/27	194	193,742
LHS Borrower, LLC, Term Loan, 10.169%, (SOFR + 4.75%), 2/16/29	123	108,116
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29	124	122,599
Standard Industries, Inc., Term Loan, 7.906%, (SOFR + 2.50%), 9/22/28	156	156,783
		$ 954,805

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 1.2%
Advisor Group, Inc., Term Loan, 9.933%, (1 mo. USD LIBOR + 4.50%), 7/31/26		169	$ 169,249
Aretec Group, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 10/1/25		191	191,358
Term Loan, 3/8/30(16)		100	99,813
Brookfield Property REIT, Inc., Term Loan, 7.919%, (SOFR + 2.50%), 8/27/25		113	110,906
EIG Management Company, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 2/22/25		47	47,375
FinCo I, LLC:
Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25		98	98,222
Term Loan, 6/27/29(16)		175	174,125
Franklin Square Holdings, L.P., Term Loan, 7.669%, (SOFR + 2.25%), 8/1/25		71	71,482
Greenhill & Co., Inc., Term Loan, 8.726%, (3 mo. USD LIBOR + 3.25%), 4/12/24		108	108,113
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		342	336,586
LPL Holdings, Inc., Term Loan, 6.963%, (SOFR + 1.75%), 11/12/26		193	193,392
Victory Capital Holdings, Inc., Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26		123	122,843
			$ 1,723,464
Chemicals — 1.8%
Aruba Investments, Inc., Term Loan, 9.419%, (SOFR + 4.00%), 11/24/27		98	$ 94,948
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27		109	86,053
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		112	112,067
INEOS Enterprises Holdings II Limited, Term Loan, 6.712%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	27,201
INEOS Styrolution US Holding, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/29/26		392	389,550
INEOS US Finance, LLC:
Term Loan, 8.919%, (SOFR + 3.50%), 2/18/30		125	123,806
Term Loan, 9.169%, (SOFR + 3.75%), 11/8/27		499	494,656
Lonza Group AG, Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		270	231,903
Momentive Performance Materials, Inc., Term Loan, 9.819%, (SOFR + 4.50%), 3/29/28		125	123,441
Olympus Water US Holding Corporation, Term Loan, 10.268%, (SOFR + 5.00%), 11/9/28		350	341,687
Starfruit Finco B.V., Term Loan, 8.068%, (SOFR + 2.75%), 10/1/25		164	163,442
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance, LLC, Term Loan, 7.683%, (SOFR + 2.25%), 3/10/28	208	$ 204,953
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	148	147,750
		$ 2,541,457
Commercial Services & Supplies — 1.0%
Allied Universal Holdco, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 5/12/28	461	$ 444,628
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25	147	146,470
Garda World Security Corporation, Term Loan, 9.641%, (SOFR + 4.25%), 10/30/26	170	170,279
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27	111	111,619
LABL, Inc., Term Loan, 10.419%, (SOFR + 5.10%), 10/29/28	99	98,125
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28	143	144,197
PECF USS Intermediate Holding III Corporation, Term Loan, 9.88%, (SOFR + 4.25%), 12/15/28(17)	99	79,433
Phoenix Services International, LLC, Term Loan, 11.319%, (SOFR + 6.00%), 6/30/28	28	26,523
Tempo Acquisition, LLC, Term Loan, 8.319%, (SOFR + 3.00%), 8/31/28	124	124,671
TruGreen Limited Partnership, Term Loan, 9.419%, (SOFR + 4.00%), 11/2/27	98	91,010
		$ 1,436,955
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/6/26	265	$ 247,270
		$ 247,270
Containers & Packaging — 0.6%
Berlin Packaging, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 3/11/28(17)	172	$ 170,970
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.594%, (SOFR + 4.18%), 4/13/29	74	73,641
Pregis TopCo Corporation, Term Loan, 9.069%, (SOFR + 3.75%), 7/31/26	97	96,342
Pretium PKG Holdings, Inc., Term Loan, 9.526%, (SOFR + 4.00%), 10/2/28(17)	99	66,980
Reynolds Group Holdings, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 2/5/26	168	168,449
Term Loan, 8.683%, (SOFR + 3.25%), 9/24/28	147	147,298

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 9/15/28	123	$ 122,253
		$ 845,933
Distributors — 0.1%
Autokiniton US Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/6/28	172	$ 171,714
		$ 171,714
Diversified Consumer Services — 0.1%
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30	200	$ 199,250
		$ 199,250
Diversified Telecommunication Services — 0.8%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28	206	$ 169,096
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25	32	31,032
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26	70	42,792
Telenet Financing USD, LLC, Term Loan, 7.336%, (SOFR + 2.00%), 4/30/28	500	485,729
UPC Broadband Holding B.V., Term Loan, 7.586%, (SOFR + 2.25%), 4/30/28	50	48,750
UPC Financing Partnership, Term Loan, 7.586%, (SOFR + 2.25%), 1/31/29	250	243,687
Virgin Media Bristol, LLC, Term Loan, 8.586%, (SOFR + 3.25%), 1/31/29	175	172,955
		$ 1,194,041
Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 8/1/25	311	$ 310,432
		$ 310,432
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 8.669%, (SOFR + 3.25%), 11/3/28	222	$ 218,786
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28	148	141,459
II-VI Incorporated, Term Loan, 8.183%, (SOFR + 2.75%), 7/2/29	137	137,635
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28	84	83,742
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		33	$ 33,898
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		142	124,376
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25		167	158,033
			$ 897,929
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 17.044%, (USD Prime + 13.00%), 2/1/26(12)(18)		11	$ 10,238
Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(12)		89	80,486
Lealand Finance Company B.V., Term Loan, 9.319%, (SOFR + 4.00%), 6.319% cash, 3.00% PIK, 6/30/25		31	18,043
			$ 108,767
Engineering & Construction — 0.4%
Aegion Corporation, Term Loan, 10.183%, (SOFR + 4.75%), 5/17/28		74	$ 72,674
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		98	97,013
Northstar Group Services, Inc., Term Loan, 10.933%, (SOFR + 5.50%), 11/12/26		187	187,504
USIC Holdings, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 5/12/28		167	161,652
			$ 518,843
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Term Loan, 8.202%, (1 mo. USD LIBOR + 3.00%), 4/22/26		89	$ 69,455
Crown Finance US, Inc.:
DIP Loan, 15.348%, (SOFR + 10.00%), 9/7/23		241	243,426
Term Loan, 0.00%, 9/30/26(13)		219	58,133
Renaissance Holding Corp., Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		150	149,531
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	12,134
Term Loan, 11.359%, (EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	80	46,768
			$ 579,447

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 1/2/26	118	$ 118,240
		$ 118,240
Financial Services — 0.0%(11)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(13)	254	$ 27,945
		$ 27,945
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.433%, (SOFR + 2.00%), 9/13/26	197	$ 197,595
		$ 197,595
Food Products — 0.3%
Froneri International, Ltd., Term Loan, 7.669%, (SOFR + 2.25%), 1/29/27	291	$ 290,318
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28	83	82,896
		$ 373,214
Health Care Equipment & Supplies — 0.3%
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28	123	$ 118,508
Gloves Buyer, Inc., Term Loan, 10.351%, (SOFR + 5.00%), 12/29/27	100	96,375
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28	172	151,884
		$ 366,767
Health Care Providers & Services — 1.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28	148	$ 147,750
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.24%, (SOFR + 8.00%), 10.99% cash, 2.25% PIK, 1/15/26	145	109,915
Cano Health, LLC, Term Loan, 9.419%, (SOFR + 4.00%), 11/23/27	76	64,586
CHG Healthcare Services, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 9/29/28	147	147,217
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27	98	97,669
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27	110	78,935
Electron BidCo, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 11/1/28	123	123,258
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26	244	243,959
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(13)	76	$ 86,127
Term Loan - Second Lien, 0.00%, 3/31/27(13)	534	130,938
Medical Solutions Holdings, Inc., Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28	198	189,891
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28	9	7,561
Term Loan, 9.153%, (SOFR + 3.75%), 3/2/28(17)	319	254,929
Phoenix Guarantor, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 3/5/26	264	262,646
Radnet Management, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/21/28	147	147,153
Select Medical Corporation, Term Loan, 8.319%, (SOFR + 3.00%), 3/6/27	374	373,505
Surgery Center Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.75%), 8/31/26	195	195,440
		$ 2,661,479
Health Care Technology — 0.9%
Imprivata, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27	171	$ 169,058
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 12/18/28	148	123,684
Navicure, Inc., Term Loan, 9.433%, (SOFR + 4.11%), 10/22/26	243	242,850
PointClickCare Technologies, Inc., Term Loan, 8.76%, (SOFR + 3.00%), 12/29/27	98	97,750
Project Ruby Ultimate Parent Corp., Term Loan, 8.683%, (SOFR + 3.25%), 3/10/28	171	169,214
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27	147	132,863
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	313	313,211
		$ 1,248,630
Hotels, Restaurants & Leisure — 2.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 11/19/26	844	$ 840,446
Bally's Corporation, Term Loan, 9.10%, (SOFR + 3.25%), 10/2/28	172	170,211
Carnival Corporation:
Term Loan, 8.433%, (SOFR + 3.00%), 6/30/25	194	194,097
Term Loan, 8.683%, (SOFR + 3.25%), 10/18/28	369	368,913
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	259	253,590
Fertitta Entertainment, LLC, Term Loan, 9.319%, (SOFR + 4.00%), 1/27/29	226	224,289

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.433%, (SOFR + 3.00%), 8/2/28	147	$ 147,533
IRB Holding Corp., Term Loan, 8.419%, (SOFR + 3.00%), 12/15/27	244	243,427
Playa Resorts Holding B.V., Term Loan, 9.472%, (SOFR + 4.25%), 1/5/29	199	198,921
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 8/25/28	123	122,985
Stars Group Holdings B.V. (The), Term Loan, 7.754%, (SOFR + 2.25%), 7/21/26	344	344,078
		$ 3,108,490
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28	270	$ 232,107
Serta Simmons Bedding, LLC, Term Loan, 12.739%, (SOFR + 7.50%), 6/29/28	252	253,338
		$ 485,445
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26	195	$ 191,587
		$ 191,587
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Company, L.P., Term Loan, 7.433%, (SOFR + 2.00%), 1/15/25	160	$ 158,812
		$ 158,812
Insurance — 1.5%
Alliant Holdings Intermediate, LLC, Term Loan, 8.722%, (SOFR + 3.50%), 11/5/27	149	$ 148,965
AmWINS Group, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 2/19/28	609	607,689
AssuredPartners, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 2/12/27	24	24,010
HUB International Limited, Term Loan, 9.584%, (SOFR + 4.25%), 6/20/30	546	549,048
NFP Corp., Term Loan, 8.683%, (SOFR + 3.25%), 2/15/27	48	46,958
Ryan Specialty Group, LLC, Term Loan, 8.419%, (SOFR + 3.00%), 9/1/27	267	267,672
USI, Inc.:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/2/26	193	193,318
Term Loan, 8.992%, (SOFR + 3.75%), 11/22/29	377	377,574
		$ 2,215,234
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/19/26(17)		96	$ 95,719
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27		100	99,875
			$ 195,594
IT Services — 2.4%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		488	$ 475,661
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27		39	37,471
Term Loan, 9.419%, (SOFR + 4.00%), 8/19/28		221	211,981
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/31/28		50	44,646
Endure Digital, Inc., Term Loan, 8.369%, (6 mo. USD LIBOR + 3.50%), 2/10/28		441	417,434
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		830	819,157
Go Daddy Operating Company, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 11/9/29		580	581,260
Informatica, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 10/27/28		370	368,982
Rackspace Technology Global, Inc., Term Loan, 8.029%, (SOFR + 2.75%), 2/15/28		220	97,964
Sedgwick Claims Management Services, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/24/28		168	167,234
Skopima Merger Sub, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 5/12/28		221	215,801
			$ 3,437,591
Leisure Products — 0.2%
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	263	$ 287,837
			$ 287,837
Life Sciences Tools & Services — 0.3%
Catalent Pharma Solutions, Inc., Term Loan, 7.406%, (SOFR + 2.00%), 2/22/28		144	$ 142,338
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27		220	218,669
Sotera Health Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 12/11/26		100	99,203
			$ 460,210
Machinery — 1.6%
Albion Financing 3 S.a.r.l., Term Loan, 10.596%, (SOFR + 5.25%), 8/17/26		222	$ 221,348

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Alliance Laundry Systems, LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27(17)	169	$ 168,703
American Trailer World Corp., Term Loan, 9.169%, (SOFR + 3.75%), 3/3/28	34	31,900
Apex Tool Group, LLC, Term Loan, 10.605%, (SOFR + 5.25%), 2/8/29	265	247,673
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28	221	210,783
CPM Holdings, Inc., Term Loan, 8.728%, (1 mo. USD LIBOR + 3.50%), 11/17/25	48	47,839
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	175	175,287
Filtration Group Corporation, Term Loan, 8.933%, (SOFR + 3.50%), 10/21/28	98	98,197
Gates Global, LLC, Term Loan, 7.919%, (SOFR + 2.50%), 3/31/27	288	287,939
Icebox Holdco III, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 12/22/28	124	121,711
SPX Flow, Inc., Term Loan, 9.919%, (SOFR + 4.50%), 4/5/29	174	172,856
Titan Acquisition Limited, Term Loan, 8.731%, (6 mo. USD LIBOR + 3.00%), 3/28/25	403	395,064
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27	195	194,109
		$ 2,373,409
Media — 0.8%
CSC Holdings, LLC:
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 7/17/25	431	$ 412,650
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 1/15/26	143	135,725
Gray Television, Inc.:
Term Loan, 7.728%, (SOFR + 2.50%), 1/2/26	85	84,334
Term Loan, 8.228%, (SOFR + 3.00%), 12/1/28	148	146,006
Hubbard Radio, LLC, Term Loan, 9.69%, (1 mo. USD LIBOR + 4.25%), 3/28/25	73	69,061
iHeartCommunications, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 5/1/26	67	60,235
Magnite, Inc., Term Loan, 10.459%, (SOFR + 5.00%), 4/28/28(17)	98	98,061
Sinclair Television Group, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 9/30/26	96	86,189
		$ 1,092,261
Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan, 17.25%, (USD Prime + 9.00%), 14.25% cash, 3.00% PIK, 9/16/25	7	$ 7,028
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29	199	185,283
Zekelman Industries, Inc., Term Loan, 7.378%, (SOFR + 2.00%), 1/24/27	120	119,382
		$ 311,693
Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners, L.P., Term Loan, 7.669%, (SOFR + 2.25%), 11/1/26	387	$ 386,740
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28	98	96,775
Matador Bidco S.a.r.l., Term Loan, 9.919%, (SOFR + 4.50%), 10/15/26	131	131,902
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.505%, (SOFR + 3.25%), 10/5/28	147	147,178
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.433%, (SOFR + 8.00%), 8/27/26	55	55,126
UGI Energy Services, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 2/22/30	219	218,296
		$ 1,036,017
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.933%, (SOFR + 2.50%), 8/18/25	131	$ 129,525
Sunshine Luxembourg VII S.a.r.l., Term Loan, 9.092%, (SOFR + 3.75%), 10/1/26	147	146,625
		$ 276,150
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/4/25	197	$ 187,941
Bausch Health Companies, Inc., Term Loan, 10.605%, (SOFR + 5.25%), 2/1/27	399	327,267
Elanco Animal Health Incorporated, Term Loan, 6.963%, (SOFR + 1.75%), 8/1/27	271	267,281
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	221	220,822
Mallinckrodt International Finance S.A.:
Term Loan, 10.619%, (SOFR + 5.25%), 9/30/27	625	476,948
Term Loan, 10.869%, (SOFR + 5.50%), 9/30/27	209	158,275
		$ 1,638,534

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 1.2%
AlixPartners, LLP, Term Loan, 8.183%, (SOFR + 2.75%), 2/4/28		220	$ 219,892
Camelot U.S. Acquisition, LLC:
Term Loan, 8.433%, (SOFR + 3.00%), 10/30/26		224	224,504
Term Loan, 8.433%, (SOFR + 3.00%), 10/30/26		144	144,294
CoreLogic, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		391	361,291
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27		315	304,315
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28(17)		221	179,774
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.275%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	111	122,044
Trans Union, LLC, Term Loan, 7.683%, (SOFR + 2.25%), 12/1/28		223	222,994
			$ 1,779,108
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 8/21/25		323	$ 322,779
Term Loan, 8.669%, (SOFR + 3.25%), 1/31/30		407	395,171
			$ 717,950
Road & Rail — 0.4%
Grab Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 1/29/26		156	$ 155,924
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26		341	341,591
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30		111	110,750
			$ 608,265
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(17)		173	$ 172,240
Ultra Clean Holdings, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 8/27/25		153	153,675
			$ 325,915
Software — 7.0%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26		676	$ 678,304
AppLovin Corporation, Term Loan, 8.41%, (SOFR + 3.35%), 8/15/25		208	208,700
AQA Acquisition Holding, Inc., Term Loan, 9.88%, (SOFR + 4.25%), 3/3/28(17)		123	121,849
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.:
Term Loan, 10.683%, (SOFR + 5.25%), 10/25/28	148	$ 112,769
Term Loan - Second Lien, 14.308%, (SOFR + 8.88%), 10/25/29	250	136,634
Banff Merger Sub, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 10/2/25	343	342,025
Term Loan - Second Lien, 10.805%, (SOFR + 5.50%), 2/27/26	125	123,333
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29	323	323,897
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25	119	112,899
Ceridian HCM Holding, Inc., Term Loan, 7.976%, (3 mo. USD LIBOR + 2.50%), 4/30/25	214	214,580
Cloud Software Group, Inc., Term Loan, 3/30/29(16)	224	215,478
Cloudera, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 10/8/28	394	386,490
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28	271	258,372
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28	198	183,510
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	220	215,342
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28	300	282,000
E2open, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 2/4/28	123	122,502
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27	195	194,574
Epicor Software Corporation, Term Loan, 8.683%, (SOFR + 3.25%), 7/30/27	97	96,140
Finastra USA, Inc., Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(17)	380	368,887
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	268	171,516
Greeneden U.S. Holdings II, LLC, Term Loan, 9.433%, (SOFR + 4.00%), 12/1/27	122	121,894
Hyland Software, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 7/1/24	506	504,859
Imperva, Inc., Term Loan, 9.337%, (3 mo. USD LIBOR + 4.00%), 1/12/26	97	97,205
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27	214	181,045
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28	415	315,227
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29	150	95,250
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28	123	119,443

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
McAfee, LLC, Term Loan, 8.963%, (SOFR + 3.75%), 3/1/29	396	$ 384,219
Open Text Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 1/31/30	199	199,544
Panther Commercial Holdings, L.P., Term Loan, 9.669%, (SOFR + 4.25%), 1/7/28	123	122,782
Polaris Newco, LLC, Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28	368	348,836
Proofpoint, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 8/31/28	369	364,501
RealPage, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/24/28	393	386,882
Sabre GLBL, Inc., Term Loan, 6/30/28(16)	175	146,125
SolarWinds Holdings, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/5/27	249	249,772
SS&C European Holdings S.a.r.l., Term Loan, 7.183%, (SOFR + 1.75%), 4/16/25	122	122,540
SS&C Technologies, Inc., Term Loan, 7.183%, (SOFR + 1.75%), 4/16/25	128	128,573
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26	609	606,899
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26	241	240,406
Veritas US, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 9/1/25	389	328,686
VS Buyer, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 2/28/27	169	168,519
		$ 10,103,008
Specialty Retail — 1.0%
Belron Finance US, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28	122	$ 122,432
Great Outdoors Group, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28	390	389,646
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29	74	73,832
Les Schwab Tire Centers, Term Loan, 8.478%, (SOFR + 3.25%), 11/2/27	439	438,694
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28	166	163,170
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	221	220,697
		$ 1,408,471
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.933%, (SOFR + 2.50%), 8/28/26	144	$ 143,463
		$ 143,463
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors — 1.1%
DXP Enterprises, Inc., Term Loan, 10.444%, (SOFR + 5.25%), 12/23/27	147	$ 147,854
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24	259	249,521
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	98	94,498
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	587	497,059
SRS Distribution, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28	147	145,337
White Cap Buyer, LLC, Term Loan, 9.069%, (SOFR + 3.75%), 10/19/27	316	315,495
Windsor Holdings III, LLC, Term Loan, 8/1/30(16)	150	149,375
		$ 1,599,139
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 6/7/28	185	$ 183,656
		$ 183,656
Wireless Telecommunication Services — 0.1%
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24	118	$ 106,916
		$ 106,916
Total Senior Floating-Rate Loans (identified cost $56,170,447)		$ 53,867,063

Sovereign Government Bonds — 15.1%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.3%
Albania Government International Bond, 5.90%, 6/9/28(14)	EUR	427	$ 463,325
			$ 463,325
Angola — 0.1%
Republic of Angola, 8.75%, 4/14/32(14)		230	$ 202,533
			$ 202,533
Argentina — 0.1%
Republic of Argentina:
1.00%, 7/9/29		200	$ 67,654

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Argentina (continued)
Republic of Argentina: (continued)
4.25% to 7/9/24, 1/9/38(3)		300	$ 108,533
			$ 176,187
Armenia — 0.1%
Republic of Armenia, 3.95%, 9/26/29(14)		200	$ 168,728
			$ 168,728
Azerbaijan — 0.1%
Republic of Azerbaijan, 3.50%, 9/1/32(14)		150	$ 128,827
			$ 128,827
Bahrain — 0.3%
Kingdom of Bahrain:
6.75%, 9/20/29(14)		200	$ 201,793
7.375%, 5/14/30(14)		200	207,769
			$ 409,562
Barbados — 0.3%
Government of Barbados, 6.50%, 10/1/29(1)		400	$ 377,283
			$ 377,283
Benin — 0.4%
Benin Government International Bond:
4.875%, 1/19/32(14)	EUR	100	$ 85,610
4.95%, 1/22/35(14)	EUR	100	80,425
6.875%, 1/19/52(14)	EUR	445	358,386
			$ 524,421
Chile — 0.5%
Chile Government International Bond:
2.45%, 1/31/31		200	$ 170,775
2.55%, 7/27/33		350	285,376
3.50%, 4/15/53		340	253,614
			$ 709,765
Costa Rica — 0.1%
Costa Rica Government International Bond, 6.55%, 4/3/34(14)		200	$ 203,000
			$ 203,000
Security	Principal Amount* (000's omitted)		Value
Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	100	$ 78,050
			$ 78,050
Dominican Republic — 0.4%
Dominican Republic:
5.875%, 1/30/60(14)		191	$ 151,845
6.00%, 7/19/28(14)		200	196,552
6.40%, 6/5/49(14)		160	140,418
6.85%, 1/27/45(14)		150	140,274
			$ 629,089
Ecuador — 0.2%
Republic of Ecuador, 1.50%, 7/31/40(14)		1,260	$ 282,109
			$ 282,109
Egypt — 0.3%
Arab Republic of Egypt:
8.50%, 1/31/47(14)		318	$ 186,520
8.70%, 3/1/49(14)		200	117,386
8.875%, 5/29/50(14)		200	118,557
			$ 422,463
El Salvador — 0.1%
Republic of El Salvador:
5.875%, 1/30/25(14)		50	$ 45,807
6.375%, 1/18/27(14)		138	103,074
			$ 148,881
Ethiopia — 0.2%
Ethiopia Government International Bond, 6.625%, 12/11/24(14)		400	$ 277,024
			$ 277,024
Ghana — 0.2%
Ghana Government International Bond:
7.625%, 5/16/29(13)(14)		200	$ 91,500
8.627%, 6/16/49(13)(14)		320	144,000
			$ 235,500
Guatemala — 0.1%
Guatemala Government International Bond, 5.375%, 4/24/32(14)		200	$ 191,001
			$ 191,001

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Honduras — 0.2%
Honduras Government International Bond:
5.625%, 6/24/30(14)		209	$ 172,425
6.25%, 1/19/27(14)		194	178,965
			$ 351,390
Hungary — 0.3%
Hungary Government International Bond:
2.125%, 9/22/31(14)		310	$ 242,747
6.25%, 9/22/32(1)		200	205,849
			$ 448,596
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)		368	$ 296,011
			$ 296,011
Indonesia — 0.8%
Indonesia Government International Bond:
3.55%, 3/31/32		554	$ 502,877
4.65%, 9/20/32		400	394,934
4.85%, 1/11/33		200	200,035
			$ 1,097,846
Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(14)		422	$ 392,875
			$ 392,875
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.875%, 10/17/40(14)	EUR	300	$ 265,536
			$ 265,536
Jordan — 0.1%
Kingdom of Jordan, 7.375%, 10/10/47(14)		200	$ 178,555
			$ 178,555
Kazakhstan — 0.2%
Kazakhstan Government International Bond, 6.50%, 7/21/45(14)		210	$ 225,458
			$ 225,458
Kenya — 0.4%
Government of Kenya:
7.25%, 2/28/28(14)		200	$ 176,131
Security	Principal Amount* (000's omitted)		Value
Kenya (continued)
Government of Kenya: (continued)
8.00%, 5/22/32(14)		400	$ 346,444
			$ 522,575
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(13)(14)		20	$ 1,499
6.00%, 1/27/23(13)(14)		88	5,979
6.10%, 10/4/22(13)(14)		337	25,255
6.15%, 6/19/20(13)		26	1,950
6.20%, 2/26/25(13)(14)		30	2,249
6.25%, 5/27/22(13)		40	2,998
6.25%, 11/4/24(13)(14)		7	524
6.25%, 6/12/25(13)(14)		130	9,750
6.375%, 3/9/20(13)		385	28,852
6.40%, 5/26/23(13)		6	450
6.65%, 4/22/24(13)(14)		123	9,207
6.65%, 11/3/28(13)(14)		92	6,854
6.75%, 11/29/27(13)(14)		2	149
6.85%, 5/25/29(13)		3	225
7.00%, 3/20/28(13)(14)		190	14,231
7.05%, 11/2/35(13)(14)		38	2,828
7.15%, 11/20/31(13)(14)		202	15,130
8.20%, 5/17/33(13)		70	5,250
8.25%, 4/12/21(13)(14)		139	10,321
8.25%, 5/17/34(13)		58	4,199
			$ 147,900
Mexico — 0.8%
Mexico Government International Bond:
4.875%, 5/19/33		451	$ 432,821
5.00%, 4/27/51		400	347,563
5.40%, 2/9/28		415	420,896
			$ 1,201,280
Nigeria — 0.3%
Republic of Nigeria, 7.375%, 9/28/33(14)		440	$ 365,365
			$ 365,365
North Macedonia — 0.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(14)	EUR	370	$ 335,635
6.96%, 3/13/27(14)	EUR	345	392,443
			$ 728,078

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oman — 0.4%
Oman Government International Bond:
6.25%, 1/25/31(14)		200	$ 205,920
7.375%, 10/28/32(14)		351	391,974
			$ 597,894
Panama — 0.3%
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(14)		38	$ 37,734
Panama Government International Bond, 6.70%, 1/26/36		422	452,753
			$ 490,487
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(14)		259	$ 249,644
			$ 249,644
Peru — 0.4%
Peruvian Government International Bond:
2.783%, 1/23/31		150	$ 127,738
3.00%, 1/15/34		360	296,685
3.30%, 3/11/41		170	129,661
			$ 554,084
Romania — 0.9%
Romania Government International Bond:
1.75%, 7/13/30(14)	EUR	192	$ 164,795
2.00%, 1/28/32(14)	EUR	4	3,313
2.00%, 4/14/33(14)	EUR	198	158,111
2.124%, 7/16/31(14)	EUR	7	5,972
2.75%, 2/26/26(14)	EUR	84	88,389
2.75%, 4/14/41(14)	EUR	122	86,317
3.375%, 1/28/50(14)	EUR	258	187,106
3.624%, 5/26/30(14)	EUR	2	1,974
3.75%, 2/7/34(14)	EUR	14	12,737
4.625%, 4/3/49(14)	EUR	435	392,627
6.625%, 9/27/29(14)	EUR	235	271,598
			$ 1,372,939
Serbia — 0.3%
Serbia Government International Bond, 2.125%, 12/1/30(14)		605	$ 471,144
			$ 471,144
Sri Lanka — 0.5%
Sri Lanka Government International Bond:
5.75%, 4/18/23(13)(14)		370	$ 168,350
Security	Principal Amount* (000's omitted)	Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
6.20%, 5/11/27(13)(14)	650	$ 294,871
6.85%, 11/3/25(13)(14)	410	189,432
7.55%, 3/28/30(13)(14)	200	90,810
		$ 743,463
Suriname — 1.2%
Republic of Suriname, 9.25%, 10/26/26(13)(14)	2,109	$ 1,764,178
		$ 1,764,178
Turkey — 0.7%
Republic of Turkey:
5.75%, 5/11/47	200	$ 147,586
6.125%, 10/24/28	752	702,496
9.375%, 1/19/33	200	211,611
		$ 1,061,693
Ukraine — 0.2%
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(13)(14)(19)	83	$ 41,049
7.75%, 9/1/24(13)(14)	376	127,840
7.75%, 9/1/25(13)(14)	100	33,435
7.75%, 9/1/28(13)(14)	200	63,571
		$ 265,895
United Arab Emirates — 0.8%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)	928	$ 639,155
6.50%, 11/23/32(1)	340	353,644
6.50%, 11/23/32(14)	200	208,026
		$ 1,200,825
Uruguay — 0.4%
Uruguay Government Bond:
4.375%, 1/23/31	150	$ 147,166
5.10%, 6/18/50	210	210,351
5.75%, 10/28/34	140	150,850
		$ 508,367
Uzbekistan — 0.3%
Republic of Uzbekistan:
4.75%, 2/20/24(14)	240	$ 238,220
5.375%, 2/20/29(14)	200	186,611
		$ 424,831

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Zambia — 0.2%
Zambia Government International Bond:
5.375%, 9/20/22(13)(14)	200	$ 106,397
8.97%, 7/30/27(13)(14)	340	197,234
		$ 303,631
Total Sovereign Government Bonds (identified cost $23,692,909)		$ 21,858,288

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 11.672%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$1,374	$ 1,405,786
Total Sovereign Loans (identified cost $1,374,118)		$ 1,405,786

U.S. Government Agency Mortgage-Backed Securities — 22.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.888%, (COF + 1.25%), 1/1/35(20)	$222	$ 218,659
5.00%, 8/1/52	2,493	2,444,690
6.00%, 3/1/29	440	443,051
6.15%, 7/20/27	75	75,038
6.50%, 7/1/32	295	301,281
7.00%, 4/1/36	344	355,315
7.50%, 11/17/24	10	9,969
9.00%, 3/1/31	3	3,248
Federal National Mortgage Association:
4.387%, (6 mo. USD LIBOR + 1.54%), 9/1/37(20)	122	122,354
5.00%, with various maturities to 2040	615	613,393
5.50%, 30-Year, TBA(21)	300	298,102
5.50%, with various maturities to 2033	447	449,056
6.00%, 11/1/23	12	11,562
6.334%, (COF + 2.00%), 7/1/32(20)	91	93,781
6.50%, with various maturities to 2036	737	753,415
7.00%, with various maturities to 2037	297	305,752
Government National Mortgage Association:
4.50%, 10/15/47	134	129,611
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.00%, 6/20/52	$1,948	$ 1,912,749
5.50%, 30-Year, TBA(21)	10,700	10,640,099
5.50%, with various maturities to 2062	1,010	1,005,725
6.00%, 30-Year, TBA(21)	11,000	11,059,440
6.00%, 7/20/53	250	254,150
6.50%, 30-Year, TBA(21)	800	813,020
7.50%, 8/15/25	17	17,481
8.00%, 3/15/34	239	244,198
9.50%, 7/15/25	0(22)	187
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,099,058)		$ 32,575,326

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(9)(10)(12)	793	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(23)	3,031,761	$ 3,031,761
Total Affiliated Fund (identified cost $3,031,761)		$ 3,031,761

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 10/12/23(24)	$500	$ 494,732
Total U.S. Treasury Obligations (identified cost $494,830)		$ 494,732
Total Short-Term Investments (identified cost $3,526,591)		$ 3,526,493
Total Investments — 128.3% (identified cost $208,546,861)		$186,291,468
Less Unfunded Loan Commitments — (0.0)%(11)		$ (1,073)
Net Investments — 128.3% (identified cost $208,545,788)		$186,290,395
Other Assets, Less Liabilities — (28.3)%		$(41,144,110)
Net Assets — 100.0%		$145,146,285
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $54,945,002 or 37.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $16,021,913 or 11.0% of the Fund's net assets.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(17)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $966.
(19)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(20)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(21)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(22)	Principal amount is less than $500.
(23)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	67,983	USD	74,339	9/20/23	$ 586
EUR	78,028	USD	85,540	9/20/23	457
USD	79,961	EUR	73,124	9/20/23	(631)
USD	48,157	EUR	44,342	9/20/23	(712)
USD	44,525	EUR	41,314	9/20/23	(1,008)
USD	211,502	EUR	192,929	9/20/23	(1,129)
USD	541,697	EUR	494,129	9/20/23	(2,892)
USD	462,511	EUR	422,965	9/20/23	(3,647)
USD	687,623	EUR	627,240	9/20/23	(3,671)
USD	1,662,130	EUR	1,516,173	9/20/23	(8,874)
					$(21,521)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,488,741	EUR	1,362,716	Standard Chartered Bank	8/2/23	$ —	$ (9,566)
USD	177,219	EUR	162,646	Citibank, N.A.	8/4/23	—	(1,627)
USD	31,920	EUR	28,486	HSBC Bank USA, N.A.	8/4/23	596	—
USD	94,675	EUR	85,057	UBS AG	8/4/23	1,147	—
USD	1,504,885	EUR	1,362,716	Standard Chartered Bank	9/5/23	4,139	—
						$5,882	$(11,193)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	9/7/23	$(1,529,053)	$ 14,900
Euro-Bund	(4)	Short	9/7/23	(584,934)	4,409
Euro-Buxl	(3)	Short	9/7/23	(443,912)	6,330
U.S. 2-Year Treasury Note	(1)	Short	9/29/23	(203,032)	2,688
U.S. 5-Year Treasury Note	(25)	Short	9/29/23	(2,670,508)	42,578
U.S. 10-Year Treasury Note	(25)	Short	9/20/23	(2,785,157)	33,656

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(15)	Short	9/20/23	$(1,983,281)	$ 25,409
					$129,970
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	1.64%	6/20/28	$ (66,301)	$172,446	$106,145
Colombia	5,000	1.00% (pays quarterly)(1)	1.98	6/20/28	(203,027)	496,446	293,419
Croatia	5,000	1.00% (pays quarterly)(1)	0.84	6/20/28	41,283	(6,571)	34,712
Hungary	2,200	1.00% (pays quarterly)(1)	1.53	6/20/28	(47,615)	70,403	22,788
Indonesia	3,000	1.00% (pays quarterly)(1)	0.74	6/20/28	37,602	18,023	55,625
Mexico	2,500	1.00% (pays quarterly)(1)	1.00	6/20/28	2,421	44,104	46,525
Peru	2,000	1.00% (pays quarterly)(1)	0.72	6/20/28	26,539	21,675	48,214
Total	$22,218				$(209,098)	$816,526	$607,428
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$1,050	1.00% (pays quarterly)(1)	2.48%	12/20/31	$(100,033)	$127,649	$ 27,616
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.64	12/20/31	(29,148)	25,793	(3,355)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	1.71	6/20/28	(117,031)	207,970	90,939
Total		$5,738				$(246,212)	$361,412	$115,200

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $27,956,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $4,646,568, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.282%, 6/15/47	$ —	$218,550	$ —	$ —	$(3,656)	$215,281	$4,224	$240,000
Series 2016-C29, Class D, 3.00%, 5/15/49	755,772	—	—	—	(51,064)	709,042	18,166	1,000,000

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C32, Class D, 3.396%, 12/15/49	$181,046	$ —	$ —	$ —	$(18,656)	$163,582	$5,176	$250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	529,537	—	—	—	(8,293)	526,902	19,182	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	5,734,874	45,924,375	(48,627,488)	—	—	3,031,761	237,018	3,031,761
Total				$ —	$(81,669)	$4,646,568	$283,766
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,042,977	$ —	$ 25,042,977
Collateralized Mortgage Obligations	—	15,152,844	—	15,152,844
Commercial Mortgage-Backed Securities	—	12,962,111	—	12,962,111
Common Stocks	15,444	400,545	8,711	424,700
Corporate Bonds	—	19,325,608	—	19,325,608
Preferred Stocks	—	150,272	—	150,272
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	53,775,266	90,724	53,865,990
Sovereign Government Bonds	—	21,858,288	—	21,858,288
Sovereign Loans	—	1,405,786	—	1,405,786
U.S. Government Agency Mortgage-Backed Securities	—	32,575,326	—	32,575,326
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	3,031,761	—	—	3,031,761
U.S. Treasury Obligations	—	494,732	—	494,732
Total Investments	$3,047,205	$183,143,755	$ 99,435	$186,290,395
Forward Foreign Currency Exchange Contracts	$ —	$ 6,925	$ —	$ 6,925
Futures Contracts	129,970	—	—	129,970

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Swap Contracts	$ —	$ 107,845	$ —	$ 107,845
Total	$3,177,175	$183,258,525	$ 99,435	$186,535,135
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (33,757)	$ —	$ (33,757)
Swap Contracts	—	(563,155)	—	(563,155)
Total	$ —	$ (596,912)	$ —	$ (596,912)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.